Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value [Abstract]
Revaluation adjustment	$ (85)	$ (107)	$ (94)
Total proceeds from marketable securities	29,700
Impairment loss	12	100
FVOCI [Member]
Fair value [Abstract]
Opening balance	62,446	88,667
Accrued interest	2,457	3,647
Interest received	(620)	(974)
Redemptions and disposals of marketable securities	(29,741)	(28,787)
Revaluation adjustment	(85)	(107)
Closing balance	$ 34,457	$ 62,446	$ 88,667